Note 47 (Tables)	6 Months Ended
Jun. 30, 2021
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Remuneration For Non Executive Directors Explanatory [Table Text Block]
The remuneration paid to non-executive directors during the first half of the 2021 financial year is indicated below, individualized and itemized:

Remuneration for non-executive directors (thousands of euro)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remunerations Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (1)	Total
José Miguel Andrés Torrecillas	64	83	33	-	-	58	-	25	263
Jaime Caruana Lacorte	64	83	83	54	-	-	-	-	284
Raúl Galamba de Oliveira	64	-	-	54	-	-	21	-	139
Belén Garijo López	64	-	33	-	54	23	-	-	174
Sunir Kumar Kapoor	64	-	-	-	-	-	21	-	86
Lourdes Máiz Carro	64	-	33	-	21	-	-	-	119
José Maldonado Ramos	64	83	-	-	-	23	-	-	171
Ana Peralta Moreno	64	-	33	-	21	-	-	-	119
Juan Pi Llorens	64	-	-	107	-	23	21	40	256
Ana Revenga Shanklin	64	-	-	54	-	-	-	-	118
Susana Rodríguez Vidarte	64	83	-	54	-	23	-	-	224
Carlos Salazar Lomelín	64	-	-	-	21	-	-	-	86
Jan Verplancke	64	-	-	-	21	-	21	-	107
Total (2)	837	333	215	321	139	150	86	65	2,146
(1) Amounts received during the first half of 2021 by José Miguel Andrés Torrecillas, in his capacity as Deputy Chair of the Board of Directors, and by Juan Pi Llorens, in his capacity as Lead Director.
(2) Including the amounts corresponding to the positions of the member of the Board and of the various committees during the first half of the 2021 financial year.
Remuneration of executive directors fixed remuneration [Table Text Block]
The remuneration paid to non-executive directors during the first half of the 2021 financial year is indicated below, individualized and itemized:

Fixed Remuneration (thousands of euro)

Chairman	1,462
Chief Executive Officer (1)	1,090
Total	2,551
(1)In addition, in accordance with the conditions established contractually and set forth in the BBVA Directors' Remuneration Policy, during the first half of the 2021 financial year, the Chief Executive Officer received €327 thousand as cash in lieu of pension and €300 thousand as a mobility allowance.

Variable remuneration 2020
	In cash (Thousands of euro)	In shares
Chairman	0	0
Chief Executive Officer	0	0
Total	0	0
In view of the exceptional circumstances arising from the COVID-19 crisis, the two executive directors voluntarily waived the award of the entire Annual Variable Remuneration of 2020 financial year and, therefore, they have not accrued any remuneration for this concept.

Variable remuneration corresponding to previous financial years (1)
	In cash (Thousands of euro)	In shares
Chairman	411	83,692
Chief Executive Officer	307	39,796
Total	717	123,488
(1)Remuneration corresponding to the deferred Annual Variable Remuneration (AVR) for the 2017 financial year to be paid in 2021, along with its update in cash. The deferred AVR for the 2017 financial year of the Chairman and the Chief Executive Officer is associated with their previous roles as Chief Executive Officer and President & CEO of BBVA USA, respectively.

Remunerations Of Members Of The Senior Management [Table Text Block]
The remuneration paid to the Senior Management as a whole, excluding executive directors, during the first half of the 2021 financial year (15 members with such status as at 30 June 2021, excluding executive directors), is itemized below:

Fixed remuneration (Thousands of Euros)

Senior Management Total	7,319

Variable remuneration 2020
	In cash (Thousands of euro)	In shares
Senior Management Total	0	0
As the executive directors, the members of Senior Management have not received any amount corresponding to the 2020 financial year Annual Variable Remuneration, as in view of the exceptional circumstances arising from the COVID-19 crisis, all of them voluntarily waived its accrual

Variable remuneration corresponding to previous financial years (1)
	In cash (1) (Thousands of euro)	In shares (1)
Senior Management Total	610	107,740
(1)Remuneration corresponding to the deferred AVR for the 2017 financial year to be paid in 2021, in the case of members who were beneficiaries, along with its update in cash.
Number Of Shares Explanatory [Table Text Block]	During the first half of the 2021 financial year, the following" theoretical shares" were allocated, derived from the fixed remuneration system with deferred delivery of shares of non-executive directors, equivalent to 20% of the total annual fixed allowance in cash received by each of them in 2020 financial year:

	Theoretical shares allocated in 2021	Theoretical shares accumulated as of June 30, 2021
José Miguel Andrés Torrecillas	22,860	98,772
Jaime Caruana Lacorte	25,585	56,972
Raúl Galamba de Oliveira	9,500	9,500
Belén Garijo López	15,722	77,848
Sunir Kumar Kapoor	7,737	30,652
Lourdes Máiz Carro	10,731	55,660
José Maldonado Ramos	15,416	123,984
Ana Peralta Moreno	10,731	26,396
Juan Pi Llorens	23,079	115,896
Ana Revenga Shanklin	7,568	7,568
Susana Rodríguez Vidarte	20,237	161,375
Carlos Salazar Lomelín	5,642	5,642
Jan Verplancke	9,024	21,416
Total	183,832	791,681

Pension commitments with executive directors and member of senior Management [Table Text Block]	Pension commitments with executive directors and members of Senior Management

Executive directors (thousands of euros)
	Contributions (1)		Accumulated funds
	Retirement	Death and disability
Chairman	121	287	24,053
Chief Executive Officer	—	147	—
Total	121	435	24,053
(1)Contributions registered to fulfil the pension commitments undertaken with the executive directors in the proportional part corresponding to the first half of the 2021 financial year. In the case of the Chairman, these correspond to the sum of the annual contribution to cover retirement benefits (which has been reduced in the new BBVA Directors’ Remuneration Policy approved by the General Shareholders’ Meeting in 2021, as a result of the transformation of the Chairman’s pension system) and the adjustment made to the "discretionary pension benefits" for the 2020 financial year, the contribution of which had to be made in the 2021 financial year and to the death and disability premiums. For the Chief Executive Officer, the contributions registered correspond exclusively to the premiums paid by the Bank to cover death and disability contingencies given that, in his case, there are no commitments to cover the retirement contingency.

Total accumulated fund retirement commitments [Table Text Block]

Senior Management (thousands of euro)
	Contributions (1)		Accumulated funds
	Retirement	Death and disability
Senior Management Total	1,332	612	24,296
(1)Contributions registered to fulfil the pension commitments undertaken with the Senior Management as a whole in the proportional part corresponding to the first half of the 2021 financial year which correspond to the sum of the annual contributions to cover retirement benefits and the adjustments to the "discretionary pension benefits" for the 2020 financial year, the contribution of which had to be made in the 2021 financial year, and to the premiums paid by the Bank to cover death and disability contingencies.